Goodwill and Intangibles Level 4 (Details) - Schedule of Goodwill - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Gross	$ 192	$ 182
Goodwill, Impaired, Accumulated Impairment Loss	(57)	(57)
Accumulated Foreign Currency Translation	(13)	(6)
Goodwill	122	119	$ 112
EPCD [Member]
Goodwill [Line Items]
Goodwill, Gross	111	101
Goodwill, Impaired, Accumulated Impairment Loss	(57)	(57)
Accumulated Foreign Currency Translation	0	2
Goodwill	54	46	34
FPD [Member]
Goodwill [Line Items]
Goodwill, Gross	81	81
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Accumulated Foreign Currency Translation	(13)	(8)
Goodwill	$ 68	$ 73	$ 78